Note Mortgage banking activities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Mortgage Servicing Rights MSR Impairment Recovery	$ (7,904)	$ (24,683)	$ (11,403)
Mortgage Banking Activities
Mortgage servicing fees	59,461	41,761	45,465
Mortgage Servicing Rights MSR Impairment Recovery	(7,904)	(24,683)	(11,403)
Servicing Fees Net	51,557	17,078	34,062
Net (loss) gain on sale of loans, including valuation adjustments on loans held-for-sale	35,336	31,213	26,719
Unrealized (losses) gain on outstanding derivative positions	17	(726)	746
Realized (losses) gains on closed derivative positions	(5,108)	(16,950)	10,130
Trading Gains (Losses)	(5,091)	(17,676)	10,876
Mortgage banking activities	$ 81,802	$ 30,615	$ 71,657